Stock-Based Compensation (Details)	1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2022 item shares	Mar. 31, 2022 item shares	Nov. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Jul. 31, 2020 shares	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2015 shares
Stock-Based Compensation
Vesting percentage per year									25.00%
Forfeiture period									3 years
TEMPO AUTOMATION INC
Stock-Based Compensation
Number of options cancelled									492,049
Extension in grant achievement period				12 months
Stock-based compensation expense | $							$ 2,323,000	$ 1,684,000	$ 2,538,000	$ 1,256,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, number							16,457,475	10,364,039	10,364,039
Stock options granted, number									7,002,296
Stock options exercised, number									(264,208)
Stock options forfeited, number									(492,049)
Stock options expired, number									(152,603)
Outstanding, end of period, number									16,457,475	10,364,039
Vested during the period, number									2,265,763
Vested at end of period, number									7,689,805
Exercisable at the end of the period, number									7,747,264
Shares expected to vest, number									7,263,661
Vested and expected to vest, number									14,953,466
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance at beginning of period, exercise price | $ / shares							$ 1.36	$ 0.98	$ 0.98
Stock options granted, exercise price | $ / shares									1.89
Stock options exercised, exercise price | $ / shares									0.48
Stock options forfeited, exercise price | $ / shares									1.37
Stock options expired, exercise price | $ / shares									1.23
Balance at end of period, exercise price | $ / shares									1.36	$ 0.98
Vested during the period, exercise price | $ / shares									1.17
Vested at end of period, exercise price | $ / shares									0.97
Exercisable at the end of the period, exercise price | $ / shares									0.97
Shares expected to vest, exercise price | $ / shares									1.85
Vested and expected to vest, exercise price | $ / shares									$ 1.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average contractual term									7 years 11 months 15 days
Vested during the period, contractual term									8 years 2 months 8 days
Vested at end of period, number									6 years 5 months 4 days
Exercisable at the end of the period, contractual term									6 years 5 months 4 days
Shares expected to vest, contractual term									9 years 2 months 12 days
Vested and expected to vest, contractual term									7 years 9 months 7 days
Aggregate intrinsic value | $									$ 104,554,000
Vested during the period, aggregate intrinsic value | $									51,807,000
Vested at end of period, aggregate intrinsic value | $									51,807,000
Exercisable at the end of the period, aggregate intrinsic value | $									52,181,000
Shares expected to vest, aggregate intrinsic value | $									42,565,000
Vested and expected to vest, aggregate intrinsic value | $									$ 94,372,000
Stock options | TEMPO AUTOMATION INC
Stock-Based Compensation
Shares authorized							27,712,681		18,212,681		1,902,688
Expiration period							10 years		10 years
Vesting percentage per year							25.00%		25.00%
Forfeiture period							3 years		3 years
Vesting period							3 months		3 months
Number of options cancelled							2,872,385
Stock-based compensation expense | $									$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, number							16,457,475
Stock options granted, number							996,055
Stock options exercised, number							(48,049)
Stock options forfeited, number							(2,872,385)
Stock options expired, number							(136,197)
Outstanding, end of period, number							14,396,899		16,457,475
Vested during the period, number							2,137,947
Vested at end of period, number							9,643,506
Exercisable at the end of the period, number							9,648,520
Shares expected to vest, number							3,503,497
Vested and expected to vest, number							13,147,003
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance at beginning of period, exercise price | $ / shares							$ 1.36
Stock options granted, exercise price | $ / shares							3.33
Stock options exercised, exercise price | $ / shares							1.03
Stock options forfeited, exercise price | $ / shares							2.24
Stock options expired, exercise price | $ / shares							1.06
Balance at end of period, exercise price | $ / shares							1.32		$ 1.36
Vested during the period, exercise price | $ / shares							1.62
Vested at end of period, exercise price | $ / shares							1.11
Exercisable at the end of the period, exercise price | $ / shares							1.12
Shares expected to vest, exercise price | $ / shares							2.02
Vested and expected to vest, exercise price | $ / shares							$ 1.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average contractual term							6 years 10 months 20 days		7 years 11 months 15 days
Vested during the period, contractual term							7 years 1 month 17 days
Vested at end of period, number							5 years 10 months 24 days
Exercisable at the end of the period, contractual term							5 years 10 months 24 days
Shares expected to vest, contractual term							8 years 6 months 7 days
Vested and expected to vest, contractual term							6 years 7 months 6 days
Aggregate intrinsic value | $							$ 7,582,000		$ 104,554,000
Vested during the period, aggregate intrinsic value | $							817,000
Vested at end of period, aggregate intrinsic value | $							5,500,000
Exercisable at the end of the period, aggregate intrinsic value | $							5,501,000
Shares expected to vest, aggregate intrinsic value | $							1,270,000
Vested and expected to vest, aggregate intrinsic value | $							6,770,000
Stock options | TEMPO AUTOMATION INC | Minimum [Member]
Stock-Based Compensation
Fair value of options granted and later modified | $				$ 1,400,000
Stock options | TEMPO AUTOMATION INC | Maximum [Member]
Stock-Based Compensation
Fair value of options granted and later modified | $			$ 8,800,000
Stock options | TEMPO AUTOMATION INC | Chief Financial Officer
Stock-Based Compensation
Shares authorized					258,368
Vesting percentage per year					100.00%
Vesting period				36 months
Stock options | TEMPO AUTOMATION INC | Management
Stock-Based Compensation
Shares authorized				1,245,641
Vesting percentage per year				100.00%
Performance options | TEMPO AUTOMATION INC
Stock-Based Compensation
Number of executives terminated | item	3	1
Number of unvested options modified	867,461	330,708		50,391
Vesting period		3 months
Stock-based compensation on modified award | $						$ 0
Number of options cancelled	254,113
Stock-based compensation expense | $							0
Fair value of options granted and later modified | $							$ 7,400,000		$ 8,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options forfeited, number	(254,113)
Performance options | TEMPO AUTOMATION INC | Chief Financial Officer
Stock-Based Compensation
Shares authorized					258,368
Vesting percentage per year					100.00%
Vesting period					36 months
Performance options | TEMPO AUTOMATION INC | Management
Stock-Based Compensation
Shares authorized				1,245,641
Vesting percentage per year				100.00%
Reduce in grant achievement period			6 months
Extension in grant achievement period			12 months